Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 276	$ 873
Money market accounts and other securities	235	1,095
Cash and cash equivalents	$ 511	$ 1,968	$ 1,298